Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	HORIZON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001643174
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2023
Prospectus Date	rr_ProspectusDate	Mar. 30, 2023
Horizon Active Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HORIZON FUNDS

Horizon Active Dividend Fund

Supplement dated July 31, 2023

to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”)

On July 25, 2023, the Board of Trustees (the “Board”) of Horizon Funds, on behalf of its series Horizon Active Dividend Fund (the “Fund”), approved the following changes to the name, the investment strategy, including the Fund’s 80% investment policy, and the benchmark for the Fund, which changes are expected to take effect on or about October 1, 2023.

•	The Fund’s name will be changed to the Horizon Equity Premium Income Fund.
•	The principal investment strategy of the Fund will be revised to reflect that the Fund will invest primarily in dividend-paying equity securities of U.S. large capitalization companies and seek to generate income and reduce volatility in the portfolio from the sale of call options on broad based securities indices.
•	The Fund’s existing 80% investment policy will be modified to reflect that, under normal circumstances, at least 80% of the value of Fund’s net assets will be invested in equity securities.
•	The primary benchmark of the Fund will be changed to the S&P 500 Total Return Index.

Notice is hereby provided to shareholders of the Fund that the foregoing changes are anticipated to take effect on or about October 1, 2023.

Each of these changes will be reflected in a new prospectus, summary prospectus and SAI dated on or about October 1, 2023. A revised summary prospectus, which incorporates the foregoing changes, will be provided to shareholders of the Fund once these changes go into effect. Copies of the preliminary prospectus and SAI have been filed with the Securities and Exchange Commission (“SEC”) which reflect the foregoing changes and which are publicly available on the SEC’s website. For more information about these changes, or to obtain a copy of the preliminary prospectus or SAI, please call (toll free) 1-855-754-7932.

* * * * *

Please retain this supplement for your reference.